Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 23 — INCOME TAXES

Income Before Income Taxes

The below table presents the jurisdictional composition of our income from continuing operations before income taxes for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
United States	$38,850,319	$15,544,735	$53,794,019
Non-US	(50,900,894)	4,633,359	11,891,477
(Loss) income from continuing operations, before income taxes	$(12,050,575)	$20,178,094	$65,685,496

Income Tax Provision

For the years ended December 31, 2024, 2023 and 2022, the current and deferred tax expense allocated to continuing operations were as follows:

	2024	2023	2022
Current:
US Federal	$12,771,794	$5,663,364	$13,270,683
US State	5,022,876	2,928,137	3,311,355
Non-US	3,772,288	8,632,303	21,057,369
Total current tax expense	21,566,958	17,223,804	37,639,407

Deferred:
US Federal	(3,750,091)	(863,989)	(2,402,855)
US State	(1,074,479)	(281,452)	(428,427)
Non-US	(2,919,033)	62,208	(2,596,598)
Total deferred tax expense	(7,743,603)	(1,083,233)	(5,427,880)
Total provision for income taxes	$13,823,355	$16,140,571	$32,211,527

Tax Rate Reconciliation

Our effective tax rate was (114.71)%, 79.98% and 49.03% for the years ended December 31, 2024, 2023 and 2022. A reconciliation between the income tax expense computed by applying the Cayman Island’s statutory income tax rate of 0% to income from continuing operations before income taxes and actual income tax expense were as follows:

	2024	2023	2022
Cayman Island income tax at statutory rate	–%	–%	–%

Effect of rates different than statutory
Australia	7.21%	(22.78)%	(0.44)%
Brazil	9.02%	(0.97)%	–%
Canada	17.16%	(0.44)%	–%
Hong Kong	21.61%	(14.89)%	(7.84)%
Japan	18.69%	(13.85)%	(1.30)%
Mainland China	(28.36)%	23.53%	31.40%
Mexico	18.61%	(0.04)%	–%
Singapore	32.61%	16.91%	(3.18)%
United States - Federal	(70.76)%	23.56%	19.20%
United States - State	(15.85)%	5.20%	3.15%
Other countries	21.07%	(8.15)%	(1.21)%
Change in valuation allowance	(134.41)%	50.44%	4.20%
Change in unrecognized tax benefit	(15.50)%	8.83%	7.68%
Return to provision differences - United States Federal	(7.63)%	6.55%	1.46%
Other	11.82%	6.08%	(4.09)%
Total	(114.71)%	79.98%	49.03%

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The significant components of the deferred tax assets and liabilities are as follows:

	2024	2023
Deferred tax assets
Net operating loss carryforwards	$36,533,676	$20,536,474
Compensation accruals	9,058,023	4,771,220
Lease liabilities	3,022,320	2,456,883
Other	1,921,076	987,996
Total deferred tax assets	50,535,095	28,752,573
Less: valuation allowance	(34,628,089)	(21,043,136)
Deferred tax assets, net of valuation allowance	15,907,006	7,709,437

Deferred tax liabilities
Right of use assets	(2,704,189)	(2,154,329)
Intangibles	(5,233,634)	(5,712,800)
Property and equipment	(886,939)	(968,015)
Total deferred tax liabilities	(8,824,762)	(8,835,144)

Net deferred tax asset	$7,082,244	$(1,125,707)

We have income tax net operating loss carryforwards related to our international operations of $150,076,377. The below table presents the expiration of our net operating losses by jurisdiction as of December 31, 2024:

Jurisdiction	Net Operating Loss Carryforwards	Expiration
Australia	$17,526,497	Indefinite
Brazil	3,294,408	Indefinite
Canada	9,219,682	2041 - 2044
Hong Kong	22,335,355	Indefinite
Japan	30,001,355	2025 - 2024
Mainland China	1,260,186	2027 - 2029
Mexico	14,650,709	2031 - 2044
Singapore	30,833,631	Indefinite
United Kingdom	7,175,137	Indefinite
United States – Federal	431,676	Indefinite
Others	13,347,741	*
Total	$150,076,377

*	Of the other foreign net operating loss carryforwards, $11,581,596 expires between 2027 and 2034 and $1,766,145 have an indefinite expiration term.

Management assesses the available positive and negative evidence to estimate whether sufficient future taxable income will be generated to permit use of the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three-year period ended December 31, 2024. Such objective evidence limits the ability to consider other subjective evidence, such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2024, a valuation allowance of $34,628,089 has been recorded to recognize only the portion of the deferred tax asset that is more likely than not to be realized. The net change in our valuation allowance for the year ended December 31, 2024 was an increase of $13,584,953. The amount of the deferred tax asset considered realizable, however, could be adjusted if estimates of future taxable income during the carryforward period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight is given to subjective evidence such as our projections for growth.

Tax on Unremitted Foreign Earnings

In general, it is our practice and intention to reinvest the earnings of our foreign subsidiaries in those operations. As of December 31, 2024, we have not made a provision for foreign withholding taxes on approximately $317,352,026 of the excess of the amount for financial reporting over the tax basis of investments in foreign subsidiaries that is indefinitely reinvested. The jurisdictions to which this excess is attributable are United States and Mainland China in the amounts of $161,440,229 and $155,911,797, respectively. The estimated unrecorded amount of deferred tax liability related to investments in these foreign subsidiaries was $56,227,659 as of December 31, 2024. The jurisdictions to which the estimated unrecorded deferred tax liability is attributable are United States and Mainland China in the amounts of $48,432,069 and $7,795,590, respectively.

Unrecognized Tax Benefit

The following is a rollforward of our unrecognized tax benefits as of December 31, 2024:

Total unrecognized tax benefit – January 1, 2023	$18,101,120
Increase for prior year tax positions	180,919
Increase for year 2023 tax positions	1,808,018
Settlements with taxing authorities	(401,891)
Total unrecognized tax benefit – December 31, 2023	19,688,166
Adjustment to prior year tax positions	(26,739)
Increase for current year tax positions	2,183,671
Settlements with taxing authorities	(157,542)
Total unrecognized tax benefit – December 31, 2024	$21,687,556

Included in the balance of unrecognized tax benefits as of December 31, 2024 are $648,840 of tax benefits that, if recognized, would affect the effective tax rate.

We recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. Related to the unrecognized tax benefits noted above, we accrued penalties of $21,148 and interest of $36,253 during 2024 and, in total, as of December 31, 2024, recognized a liability for penalties of $113,290 and interest of $69,559. During 2023, we accrued penalties and interest of $45,229 and $16,348, respectively, and had recognized, in total, a liability for penalty and interest of $92,142 and $57,957, respectively.

We are subject to taxation in the various foreign jurisdictions. The table below outlines the open tax years of the material jurisdictions.

Material Jurisdictions	Open Years
United States	2021 - 2024
Singapore	2021 - 2024
Japan	2014 - 2024
Mainland China	2021 - 2024
Hong Kong	2017 - 2024